Equipment loan receivable (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Loan Receivable

The composition of the equipment loans receivable in the Echo transaction as of December 31, 2013 is as follows:

Description	Maturity Date	Balance
Furniture and fixtures	06/30/16	$36,860
Fitness	06/30/14	34,209
Computers	06/30/14	104,008
Forklifts and fuels cells	03/31/14 – 10/31/17	5,510,245
Industrial	09/30/14	57,060
Machine tools	09/01/14	42,221
Medical	03/31/16	746,163
		$6,530,766

Future maturities of loans receivable

The future maturities of the Partnership’s loans receivable at December 31, 2013 are as follows:

Years ending December 31,
2014	$1,731,048
2015	1,511,118
2016	1,422,178
2017	1,060,421
2018	736,459
2019	69,542
$6,530,766

SQN AIF IV, GP LLC [Member]
Schedule of Loan Receivable

The composition of the equipment loans receivable in the Echo transaction as of December 31, 2013 is as follows:

Description	Maturity Date	Balance
Furniture and fixtures	06/30/16	$36,860
Fitness	06/30/14	34,209
Computers	06/30/14	104,008
Forklifts and fuels cells	03/31/14 – 10/31/17	5,510,245
Industrial	09/30/14	57,060
Machine tools	09/01/14	42,221
Medical	03/31/16	746,163
		$6,530,766

Future maturities of loans receivable

The future maturities of the Fund’s loans receivable at December 31, 2013 are as follows:

Years ending December 31,
2014	$1,731,048
2015	1,511,118
2016	1,422,178
2017	1,060,421
2018	736,459
2019	69,542
$6,530,766